COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS	12 Months Ended
Jun. 30, 2020
Warrants and Rights Note Disclosure
COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS

NOTE 21. COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS

In May and June 2020, the Company consummated two offerings (See Note 20). In connection with the offering, the Company issued to the investors warrants to purchase an aggregate of 911,112 common shares at an exercise price of $2.25 per common share, which was amended to $1.25 per common share on the second offering on June 30, 2020. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on May 26, 2020 and expire on November 25, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,689,389. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.40%), (2) expected warrant life of 5.5 years, (3) expected volatility of 99.50%, and (4) expected dividend yield of 0. As of June 30, 2020, all these warrants were outstanding.

In June 2020, the Company issued to the investors warrants to purchase an aggregate of 1,680,000 common shares at an exercise price of $1.25 per common share. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on June 30, 2020 and expire on December 30, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,639,333. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.35%), (2) expected warrant life of 5.5 years, (3) expected volatility of 104.26%, and (4) expected dividend yield of 0. As of June 30, 2020, all these warrants were outstanding.